Intangible Assets - Schedule of Long-Term Growth Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GEO [Member]
Intangible Assets - Schedule of Long-Term Growth Rate (Details) [Line Items]
Long-Term Growth Rate
LEO [Member]
Intangible Assets - Schedule of Long-Term Growth Rate (Details) [Line Items]
Long-Term Growth Rate	2.00%	2.00%